SEGMENTED DISCLOSURE INFORMATION - Magna (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major tenant
Trust's total revenue (in percent)	100.00%	100.00%
Magna | Credit risk
Disclosure of major tenant
Trust's total revenue (in percent)	31.00%	37.00%